PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 69	$ 400
Prepaid expenses	117	197
Deposits	56	55
Other assets		28
Prepaid expenses and other current assets	$ 242	$ 680